Accounts Payable and Accrued Expenses Schedule of Accounts Payable and Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Trade related	$ 682	$ 1,015
Accrued third party costs	1,168	1,566
Accrued taxes payable	1,575	1,160
Other accrued expenses	593	617
Total accounts payable and accrued expenses	$ 4,018	$ 4,358